Summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of significant accounting policies
2 Summary of significant accounting policies
The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements and have been applied consistently by all Group entities.
Cash and cash equivalents
Cash and cash equivalents consist of unrestricted cash on hand and balances with banks, as well as short-term interest-bearing deposits, such as money market accounts, that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity of three months or less from the date of acquisition.
Inventories
Inventories are valued at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method for all inventories. The Company's policy is to write down inventory that has become obsolete and inventory that has a cost basis in excess of its expected net realizable value. Increases in the reserve are recorded as charges in cost of product sales. For product candidates that have not been approved by the FDA, inventory used in clinical trials is wrote down at the time of production and recorded as research and development ("R&D") costs. For products that have been approved by the FDA, inventory used in clinical trials is expensed at the time the inventory is packaged for the clinical trial. All direct manufacturing costs incurred after approval are capitalized into inventory.
Restricted cash equivalents
Restricted cash equivalents are comprised of bank deposits, related to a guarantee for a long-term operating lease obligation and for a corporate credit card program that cannot be used for current purposes.
Property, plant and equipment and depreciation
Items of property, plant and equipment are recorded at cost, net of related government grants and accumulated depreciation and impairment charges. Depreciation is calculated using the following methods, annual rates and period:

	Methods	Annual rates and period
Equipment	Declining balance and straight-line	20%
Furniture and fixtures	Declining balance and straight-line	10% and 20%
Computer equipment	Straight-line	25% and 33 1/3%
Leasehold improvements	Straight-line	Remaining lease term

Depreciation expense, which is recorded in the consolidated statement of comprehensive loss, is allocated to the appropriate functional expense categories to which the underlying items of property, plant and equipment relate.

Identifiable intangible assets and amortization
Identifiable intangible assets with finite useful lives consist of in-process R&D acquired in business combinations, patents and trademarks. In-process R&D acquired in business combinations is recognized at fair value at the acquisition date. Patents and trademarks are comprised of costs, including professional fees incurred in connection with the filing of patents and the registration of trademarks for product marketing and manufacturing purposes, net of related government grants, impairment losses, where applicable, and accumulated amortization. Identifiable intangible assets with finite useful lives are amortized, from the time at which the assets are available for use, on a straight-line basis over their estimated useful lives of eight to fifteen years for in-process R&D and patents and ten years for trademarks. Amortization expense, which is recorded in the consolidated statement of comprehensive loss, is allocated to the appropriate functional expense categories to which the underlying identifiable intangible assets relate.

Goodwill
Goodwill represents the excess of the purchase price over the fair values of the net assets of entities acquired at their respective dates of acquisition. Goodwill is carried at cost less accumulated impairment losses. Goodwill is allocated to each cash-generating unit ("CGU") or group of CGUs that are expected to benefit from the related business combination.
Impairment of assets
Items of property, plant and equipment and identifiable intangible assets with finite lives subject to depreciation or amortization, respectively, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. Management is required to assess at each reporting date whether there is any indication that an asset may be impaired. Where such an indication exists, the asset's recoverable amount is compared to its carrying value, and an impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less costs to sell and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows, or CGU. In determining value in use of a given asset or CGU, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses are allocated to the appropriate functional expense categories to which the underlying identifiable intangible assets relate, and are recorded in the consolidated statement of comprehensive loss.
Items of property, plant and equipment and amortizable identifiable intangible assets with finite lives that suffered impairment are reviewed for possible reversal of the impairment if there has been a change, since the date of the most recent impairment test, in the estimates used to determine the impaired asset's recoverable amount. However, an asset's carrying amount, increased due to the reversal of a prior impairment loss, must not exceed the carrying amount that would have been determined, net of depreciation or amortization, had the original impairment not occurred.
Goodwill is not subject to amortization and instead is tested for impairment annually or more often if there is an indication that the CGU to which the goodwill has been allocated may be impaired. Impairment is determined for goodwill by assessing whether the carrying value of a CGU, including the allocated goodwill, exceeds its recoverable amount, which is the higher of fair value less costs to sell and value in use. In the event that the carrying amount of goodwill exceeds its recoverable amount, an impairment loss is recognized in an amount equal to the excess. Impairment losses related to goodwill are not subsequently reversed.
Share purchase warrants
Share purchase warrants are classified as liabilities when the Company does not have the unconditional right to avoid delivering cash to the holders in the future. Each of the Company's share purchase warrants contains a written put option, arising upon the occurrence of a fundamental transaction, as that term is defined in the share purchase warrants, including a change of control. As a result of the existence of these put options, and despite the fact that the repurchase feature is conditional on a defined contingency, the share purchase warrants are required to be classified as a financial liability, since such contingency could ultimately result in the transfer of assets by the Company.
The warrant liability is initially measured at fair value, and any subsequent changes in fair value are recognized as gains or losses through profit or loss. Any transaction costs related to the share purchase warrants are expensed as incurred.
The warrant liability is classified as non-current, unless the underlying share purchase warrants will expire or be settled within 12 months from the end of a given reporting period.
Employee benefits
Salaries and other short-term benefits
Salaries and other short-term benefit obligations are measured on an undiscounted basis and are recognized in the consolidated statement of comprehensive loss over the related service period or when the Company has a present legal or constructive obligation to make payments as a result of past events and when the amount payable can be estimated reliably.
Post-employment benefits
The Company's subsidiary in Germany maintains defined contribution and unfunded defined benefit plans, as well as other benefit plans for its employees. For defined benefit pension plans and other post-employment benefits, net periodic pension expense is actuarially determined on a quarterly basis using the projected unit credit method. The cost of pension and other benefits earned by employees is determined by applying certain assumptions, including discount rates, the projected age of employees upon retirement, the expected rate of future compensation and employee turnover.
The employee future benefits liability is recognized at its present value, which is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related future benefit liability. Actuarial gains and losses that arise in calculating the present value of the defined benefit obligation are recognized in other comprehensive loss, net of tax, and simultaneously reclassified in the deficit in the consolidated statement of financial position in the year in which the actuarial gains and losses arise and without recycling to the consolidated statement of comprehensive loss in subsequent periods.
For defined contribution plans, expenses are recorded in the consolidated statement of comprehensive loss as incurred–namely, over the period that the related employee service is rendered.
Termination benefits
Termination benefits are recognized in the consolidated statement of comprehensive loss when the Company is demonstrably committed, without the realistic possibility of withdrawal, to a formal detailed plan to terminate employment earlier than originally expected. Termination benefit liabilities expected to be settled after 12 months from the end of a given reporting period are discounted to their present value, where material.
Financial instruments
The Company classifies its financial instruments in the following categories: "Financial assets at fair value through profit or loss ("FVTPL"); "Loans and receivables"; "Financial liabilities at "FVTPL"; and "Other financial liabilities".
Financial assets and liabilities are offset, and the net amount is reported in the consolidated statement of financial position, when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
(a) Classification
Financial assets at fair value through profit or loss
Financial assets at FVTPL are financial assets held for trading. Fair value is defined as the amount at which the financial assets could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. A financial asset is classified as at FVTPL if the instrument is acquired or received as consideration principally for the purpose of selling in the short-term. Financial assets at FVTPL are classified as current assets if expected to be settled within 12 months from the end of a given reporting period; otherwise, the assets are classified as non-current.
As at December 31, 2017 and 2016, the Company held no assets classified as financial assets at FVTPL.
Loans and receivables
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables are included in current assets, except for instruments with maturities greater than 12 months after the end of a given reporting period or where restrictions apply that limit the Company from using the instrument for current purposes, which are classified as non-current assets.
The Company's loans and receivables are comprised of cash and cash equivalents, trade and other receivables and restricted cash equivalents.

Financial liabilities at fair value through profit or loss
Financial liabilities at FVTPL are financial liabilities held for trading. A financial liability is classified as at FVTPL if the instrument is acquired or incurred principally for the purpose of selling or repurchasing in the short-term or where the Company does not have the unconditional right to avoid delivering cash or another financial asset to the holders in certain circumstances. Financial liabilities at FVTPL are classified as current liabilities if required to be settled within 12 months from the end of a given reporting period; otherwise, the liabilities are classified as non-current.
Financial liabilities at FVTPL are currently comprised of the Company's warrant liability.
Other financial liabilities
Other financial liabilities include trade accounts payable and accrued liabilities, provision for restructuring and other non-current liabilities.
(b) Recognition and measurement
Financial assets at fair value through profit or loss
Financial assets at FVTPL are recognized on the settlement date, which is the date on which the asset is delivered to the Company. Financial assets at FVTPL are initially recognized at fair value, and transaction costs are expensed immediately in the consolidated statement of comprehensive loss. Financial assets at FVTPL are derecognized when the right to receive cash flows from the underlying investment have expired or have been transferred and when the Group has transferred substantially all risks and rewards of ownership. Gains and losses arising from changes in the fair value of financial assets at FVTPL are presented in the consolidated statement of comprehensive loss within finance income or finance costs in the period in which they arise.
Loans and receivables
Loans and receivables are recognized on the settlement date and are measured initially at fair value and subsequently at amortized cost using the effective interest rate method.
Financial liabilities at fair value through profit or loss
Financial liabilities at FVTPL are recognized on the settlement date. Financial liabilities at FVTPL are initially recognized at fair value, and transaction costs are expensed immediately in the consolidated statement of comprehensive loss. Gains and losses arising from changes in the fair value of financial liabilities at FVTPL are presented in the consolidated statement of comprehensive loss in the period in which they arise.
Other financial liabilities
Financial instruments classified as "Other financial liabilities" are measured initially at fair value and subsequently at amortized cost using the effective interest rate method.
(c) Impairment
Financial assets measured at amortized cost are reviewed for impairment at each reporting date. Where there is objective evidence that impairment exists for a financial asset measured at amortized cost, an impairment charge equivalent to the difference between the asset's carrying amount and the present value of estimated future cash flows is recorded in the consolidated statement of comprehensive loss. The expected cash flows exclude future credit losses that have not been incurred and are discounted at the financial asset's original effective interest rate.
Impairment charges related to financial assets carried at amortized cost are reversed if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized. However, the reversal cannot result in a carrying amount of the financial asset that exceeds what the amortized cost would have been had the impairment not been recognized at the date the impairment is reversed.
Share capital
Common shares are classified as equity. Incremental costs that are directly attributable to the issuance of common shares and stock options are recognized as a deduction from equity, net of any tax effects.
Where offerings result in the issuance of units (where each unit is comprised of a common share of the Company and a share purchase warrant, exercisable in order to purchase a common share or fraction thereof), proceeds received in connection with those offerings are allocated between Share capital and Share purchase warrants based on the residual method. Proceeds are allocated to warrant liability based on the fair value of the share purchase warrants, and the residual amount of proceeds is allocated to Share capital. Transaction costs in connection with such offerings are allocated to the liability and equity unit components in proportion to the allocation of proceeds.
Provisions
Provisions represent liabilities to the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, such as organizational restructuring, when it is probable that an outflow of resources will be required to settle the obligation and where the amount can be reliably estimated. Provisions are not recognized for future operating losses.
Provisions are made for any contracts which are deemed onerous. A contract is onerous if the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. Provisions for onerous contracts are measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Present value is determined based on expected future cash flows that are discounted at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized in finance costs.
Revenue recognition
Licensing revenues and multiple element arrangements
The Company is currently in a phase in which certain potential products are being further developed or marketed jointly with partners and licensees. Existing licensing agreements usually involve one-time payments (upfront payments), payments for R&D services in the form of cost reimbursements, milestone payments and royalty receipts for licensing and marketing product candidates. Revenues associated with those multiple-element arrangements are allocated to the various elements based on their relative fair value.
Agreements containing multiple elements are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered obligation(s). The consideration received is allocated among the separate units based on each unit's fair value, and the applicable revenue recognition criteria are applied to each of the separate units.
License fees representing non-refundable payments received at the time of executing the license agreements are recognized as revenue upon signature of the license agreements when the Company has no significant future performance obligations under a multiple element arrangement and collectibility of the fees is probable. When there are future performance obligations under a multiple element arrangement, upfront payments received at the beginning of licensing agreements are deferred and recognized as revenue on a systematic basis over the period during which the related services are rendered and all obligations are performed.
Milestone payments
Milestone payments, which are generally based on developmental or regulatory events, are recognized as revenue when the milestones are achieved, collectibility is assured, and when the Company has no significant future performance obligations in connection with the milestones.
Sales Commission
Revenues from sales commission are recognized when all the following conditions are satisfied:

i.	the service provided;

ii.	the amount of revenue can be measured reliably; and

iii.	it is probable that the economic benefits associated with the transaction will flow to the Company.
The Company is responsible for promoting some products. Therefore, there is no continuing involvement following the patient starting the treatment and buying the products.
Share-based compensation costs
The Company operates an equity-settled share-based compensation plan under which the Company receives services from directors, senior executives, employees and other collaborators as consideration for equity instruments of the Company.
The Company accounts for all forms of share-based compensation using the fair value-based method. Fair value of stock options is determined at the date of grant using the Black-Scholes option pricing model, which includes estimates of the number of awards that are expected to vest over the vesting period. Where granted share options vest in installments over the vesting period (defined as graded vesting), the Company treats each installment as a separate share option grant. Share-based compensation expense is recognized over the vesting period, or as specified vesting conditions are satisfied, and credited to Other Capital.
Any consideration received by the Company in connection with the exercise of stock options is credited to Share Capital. Any Other Capital component of the share-based compensation is transferred to Share Capital upon the issuance of shares.
Current and deferred income tax
Income tax on profit or loss comprises current and deferred tax. Tax is recognized in profit or loss, except that a change attributable to an item of income or expense recognized as other comprehensive loss or directly in equity is also recognized directly in other comprehensive loss or directly in equity. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
The current income tax charge is calculated in accordance with tax rates and laws that have been enacted or substantively enacted by the reporting date in the countries where the Company's subsidiaries operate and generate taxable income.
Deferred income tax is recognized on temporary differences (other than, where applicable, temporary differences associated with unremitted earnings from foreign subsidiaries and associates to the extent that the investment is essentially permanent in duration, and temporary differences associated with the initial recognition of goodwill) arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements and on unused tax losses or R&D non-refundable tax credits in the Group. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the reporting date.
Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
Research and development costs
Research costs are expensed as incurred. Development costs are expensed as incurred, except for those that meet generally accepted criteria for deferral, in which case the costs are capitalized and amortized to operations over the estimated period of benefit. No development costs have been capitalized during any of the periods presented.
Discontinued operations
A discontinued operation is a component of the Company that has been disposed of, or is classified as held for sale, and represents a separate major line of business or geographical area of operations and/or is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations. Classification as a discontinued operation occurs upon the earlier of the disposal of the operation (or disposal group) or the date at which the operation meets the criteria for classification as held for sale. When an operation is classified as discontinued, comparative statements of comprehensive loss and cash flows are presented as if the operations had been discontinued at the beginning of the earliest comparative period presented.
Net (loss) income per share
Basic net (loss) income per share is calculated using the weighted average number of common shares outstanding during the year.
Diluted net (loss) income per share is calculated based on the weighted average number of common shares outstanding during the year, plus the effects of dilutive common share equivalents, such as stock options and share purchase warrants. This method requires that diluted net (loss) income per share be calculated using the treasury stock method, as if all common share equivalents had been exercised at the beginning of the reporting period, or period of issuance, as the case may be, and that the funds obtained thereby were used to purchase common shares of the Company at the average trading price of the common shares during the period.